Leases	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
LEASES

NOTE 18: LEASES

The Company has adopted ASU No. 2016-02, Leases (Topic 842), as of April 1, 2019 and will account for their leases in terms of the right of use assets and offsetting lease liability obligations under this pronouncement. The Company had had only short-term leases up through the acquisition of Banner Midstream. The Company acquired a right of use asset and lease liability of $731 and $732, respectively on March 27, 2020. There were no adjustments to these amounts as of March 31, 2020. The Company recorded these amounts at present value, in accordance with the standard, using discount rates ranging between 2.5% and 6.8%. The right of use asset is composed of the sum of all lease payments, at present value, and is amortized straight line over the life of the expected lease term. For the expected term of the lease the Company used the initial terms ranging between 42 and 60 months. Upon the election by the Company to extend the lease for additional years, that election will be treated as a lease modification and the lease will be reviewed for remeasurement. This lease will be treated as an operating lease under the new standard.

The Company has chosen to implement this standard using the modified retrospective model approach with a cumulative-effect adjustment, which does not require the Company to adjust the comparative periods presented when transitioning to the new guidance on April 1, 2019. The Company has also elected to utilize the transition related practical expedients permitted by the new standard. The modified retrospective approach provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a modified retrospective approach. Adoption of the new standard did not result in an adjustment to retained earnings for the Company.

As of March 31, 2020, the value of the unamortized lease right of use asset is $731. As of March 31, 2020, the Company's lease liability was $732.

Maturity of Lease Liability for fiscal year ended March 31,
2021	$222
2022	$191
2023	$169
2024	$132
2025	$18

Total lease payments	$732

Amortization of the right of use asset for fiscal year ended March 31,
2021	$218
2022	$187
2023	$168
2024	$140
2025	$18

Total lease payments	$731